5. Financial risk management (Details 2) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 NOK (kr)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year	$ (801,651)					$ (726,462)
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year		$ (797,291)					$ (725,799)
Euro
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | €			€ (2,777)					€ (617)
Norwegian krone
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | kr					kr (47)					kr (46)
Swiss franc
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | SFr				SFr (1,536)					SFr 0